Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2024	$ 178,951	$ 1,301	$ 291,463	$ 5,194	$ (12,561)	$ (106,446)
Changes in equity
Loss for the period	(20,101)	0	0	0	0	(20,101)
Other comprehensive (expense)/income	967	0	0	(22)	989	0
Total comprehensive loss for the period	(19,134)	0	0	(22)	989	(20,101)
Share-based compensation expense	3,514	0	0	3,514	0	0
Transfer of share options	0	0	0	(269)	0	269
Share option exercises	0	0	0	(10)	0	10
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	143,362	250	139,598	3,235	0	279
Ending balance at Jun. 30, 2025	303,179	1,551	431,061	8,407	(11,572)	(126,268)
Beginning balance at Dec. 31, 2025	279,703	1,551	431,061	13,292	(11,776)	(154,425)
Changes in equity
Loss for the period	(34,113)	0	0	0	0	(34,113)
Other comprehensive (expense)/income	(1,868)	0	0	(129)	(1,739)	0
Total comprehensive loss for the period	(35,981)	0	0	(129)	(1,739)	(34,113)
Share-based compensation expense	3,992	0	0	3,992	0	0
Transfer of share options	0	0	0	(702)	0	702
Share option exercises	539	2	537	0	0	0
Issue of share capital	111,237	163	111,074	0	0	0
Total transactions with owners	115,768	165	111,611	3,290	0	702
Ending balance at Jun. 30, 2026	$ 359,490	$ 1,716	$ 542,672	$ 16,453	$ (13,515)	$ (187,836)